STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)													1 Months Ended			2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 18, 2024	Jul. 15, 2024	Jul. 11, 2024	Jun. 05, 2024	Jun. 04, 2024	Apr. 16, 2024	Apr. 12, 2024	Apr. 12, 2024	Jan. 20, 2023	Jan. 18, 2023	Jan. 12, 2023	Jan. 12, 2023	Feb. 29, 2024	Dec. 31, 2023	Jan. 31, 2023	Aug. 19, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 19, 2024	Mar. 13, 2023	Nov. 30, 2022
Number of new stock issued			2,000
Common stock, par value														$ 0.00001			$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Number of stock options, granted																					30,000		135,500
Share price																	$ 4.10				$ 4.10						$ 1.00
Sale of stock description						on April 16, 2024 did not result in the Company regaining compliance. As a consequence, the Company is not eligible for a second 180 day period, because the Company does not meet the $5,000,000 minimum
Shares sold																					781,438
Stock Issued During Period, Value, Issued for Services																							$ 5,281
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																	$ 285,861	$ 1,295,995	$ 192,516				6,666
Reverse stock split, description	1-for-10	reverse stock split at a ratio of 1-for-10.
Share based compensation																					$ 1,976,962	$ 673,624	$ 1,226,420	$ 141,731
Issued restricted stock awards, vested																9,500
Number of shares issued														114,000									114,000
Net proceeds received																					$ 3,215,752		$ 1,665,533
Stock compensation expense																					202,597		867,110	$ 0
Unrecognized compensation cost														$ 251,256			$ 0				$ 0		$ 251,256
Minimum [Member]
Share price														$ 9.8									$ 9.8
Shares price																	$ 2.18				$ 2.18
Maximum [Member]
Share price														$ 10.70									$ 10.70
Shares price																	$ 10.16				$ 10.16
2022 Plan [Member]
Number of new stock issued							205,071
Sale of stock description							On April 12, 2024, the Board unanimously authorized and approved an amendment (“Plan Amendment”) to MGO’s 2022 Equity Incentive Plan (the “2022 Plan”) to increase the number of shares of the Company’s common stock, par value $0.00001 per share	On April 12, 2024, the Board unanimously authorized and approved an amendment (“Plan Amendment”) to MGO’s 2022 Equity Incentive Plan (the “2022 Plan”) to increase the number of shares of the Company’s common stock, par value $0.00001 per share
Consultants [Member]
Payments of Stock Issuance Costs																								$ 212,436
Stock Issued During Period, Shares, Issued for Services																								14,123
Stock Issued During Period, Value, Issued for Services																								$ 141,731
Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																								3,000
Stock Issued During Period, Value, Issued for Services																								$ 30,000
Former Chief Marketing Officer [Member]
Number of new stock issued													23,202
Share price																										$ 4.31
Share based compensation																							$ 99,999
Directors And Officers [Member]
Issued restricted stock awards, vested				22,000	182,869
Chief Executive Officer [Member]
Number of new stock issued				4,986	41,633
Chief Brand Officer [Member]
Number of new stock issued				4,987	41,633
Chief Operating Officer [Member]
Number of new stock issued				4,987	41,633
Chief Financial Officer [Member]
Number of new stock issued				2,640	22,297
Nonemployee Director [Member]
Number of new stock issued				1,100	8,919
Directors Officers And Consultants [Member]
Issued restricted stock awards, vested																					502,529
Pre-IPO [Member]
Number of new stock issued																								192,500
Proceeds from offering																								$ 1,712,564
Restricted Stock Units (RSUs) [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures														1,334
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures														$ 6,666
Options held																					524,730		50,604
Stock compensation expense																					$ 1,774,372		$ 359,311
Unrecognized compensation cost														$ 166,111			$ 0				0		$ 166,111
Sharebased compensation arrangement by sharebased payment award other than options grants																					$ 1,903,130
Consulting Services [Member]
Stock Issued During Period, Shares, Issued for Services														1,125
Stock Issued During Period, Value, Issued for Services														$ 5,281
Common Stock [Member]
Number of new stock issued																	522,757	100,698	157,983	172,500			172,500	192,500
Cashless exercise of warrants																				12,731			12,731
Stock Issued During Period, Shares, Issued for Services																							1,125
Stock Issued During Period, Value, Issued for Services
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																	110,500	345,786	46,243				1,334
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																	$ 1	$ 4	$ 1
Options held			2,000
Number of shares issued			2,000
Common Stock [Member] | 2022 Plan [Member]
Number of new stock issued							182,451
Number of new stock increased							451,188
Warrant [Member]
Number of new stock issued															70,000
Exercise price															$ 10.00									$ 10.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																								88,375
Warrants and Rights Outstanding, Term																								5 years
Boustead Securities, LLC [Member] | Warrant [Member]
Number of new stock issued															12,731
Exercise price									$ 10.00					$ 10.00	$ 62.50								$ 10.00		$ 10.00
Cashless exercise of warrants									8,625						16,448
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															8,625									18,375	5,425
Warrants and Rights Outstanding, Term															3 years										5 years
Fair Value Adjustment of Warrants																								$ 183,686	$ 54,217
Class of Warrant or Right, Unissued																												23,800
Class of Warrant or Right, Outstanding														70,000									70,000
Underwriting Agreement [Member] | Boustead Securities, LLC [Member]
Number of new stock issued												172,500
Common stock, par value											$ 0.00001	$ 0.00001
Number of stock options, granted												22,500
Share price											$ 50.00	$ 50.00
Sale of stock description											Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Shares, the Company agreed to sell the Shares to the Representative at a purchase price of $46.50 (93% of the public offering price per Share of $50.00) and issue the underwriters three year warrants to purchase an aggregate of 8,625 shares of the Company’s common stock, which is equal to five percent (5%) of the Shares sold in the Offering. Such warrants have an exercise price of $62.50, which is equal to 125% of the Offering price (the “Warrant”).	Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Shares, the Company agreed to sell the Shares to the Representative at a purchase price of $46.50 (93% of the public offering price per Share of $50.00) and issue the underwriters three-year warrants to purchase an aggregate of 8,625 shares of the Company’s common stock, which is equal to five percent (5%) of the Shares sold in the Offering. Such warrants have an exercise price of $6.25, which is equal to 125% of the Offering price (the “Warrant”).
Proceeds from offering										$ 7,560,354
Payments of Stock Issuance Costs										$ 1,064,646
Shares sold										22,500
Underwriting Agreement [Member] | Boustead Securities, LLC [Member] | Common Stock [Member]
Number of new stock issued												172,000